RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	¥ 590,246	¥ 788,522	¥ 978,175
Kincheng
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	410,015	572,272	771,335
Jinshang
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	158,414	200,965	194,123
Shareholders
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	3,614	10,158	10,158
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	¥ 18,203	¥ 5,127	¥ 2,559